Income Taxes - Reconciliation of Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Major components of tax expense (income) [abstract]
Combined Canadian federal and provincial income tax rate applied to income before income taxes	$ 1,718	$ 1,777	$ 1,558
Earnings of foreign subsidiaries	(214)	(220)	(137)
Tax-exempt income	(131)	(203)	(219)
Disposition		(1)	(26)
Changes in income tax rate on deferred tax balances	34	88	3
Impact of equity-accounted income	(23)	(29)	(25)
Other (including Enron settlement)	(36)	10	8
Income tax expense	$ 1,348	$ 1,422	$ 1,162
Combined Canadian federal and provincial income tax rate applied to income before income taxes, percentage	26.50%	26.50%	26.50%
Earnings of foreign subsidiaries, percentage	(3.30%)	(3.30%)	(2.30%)
Tax-exempt income, percentage	(2.00%)	(3.00%)	(3.70%)
Disposition, percentage		0.00%	(0.40%)
Changes in income tax rate on deferred tax balances, percentage	0.50%	1.30%	0.00%
Impact of equity-accounted income, percentage	(0.40%)	(0.40%)	(0.40%)
Other (including Enron settlement), percentage	(0.50%)	0.10%	0.10%
Income taxes in the consolidated statement of income, percentage	20.80%	21.20%	19.80%